OTHER OPERATING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Operating Assets And Liabilities [Abstract]
OTHER OPERATING ASSETS AND LIABILITIES	OTHER OPERATING ASSETS AND LIABILITIES
The details of Sunrise's other current and non-current assets as well as other current and non-current liabilities are set forth below:

	December 31
	2024	2023
	CHF in millions
Other assets - current:
Third party receivables	63.4	120.0
Prepayments	60.8	128.7
Contract assets	14.6	17.3
Contract costs	61.1	53.6
Inventories	58.5	50.1
Other	1.5	6.3
Total	259.9	376.0
Other assets - non-current:
Trade receivables	34.3	44.0
Prepayments	82.1	31.7
Contract assets	13.2	14.4
Contract costs	19.2	15.8
Other	11.6	10.5
Total	160.4	116.4
Other liabilities - current:
Accrued other liabilities	261.0	335.0
Accrued capital expenditures	63.5	66.9
Accrued payroll and employee benefits	68.3	83.0
Deferred revenue	71.3	66.7
Other	32.9	31.2
Total	497.0	582.8
Other liabilities - non-current:
Other	48.2	89.8
Total	48.2	89.8

Write-downs of inventories to the net realizable value totalled CHF 0.7 million in 2024 (2023: CHF 8.9 million). The value of inventories recognized as an expense in direct costs and other operating expenses totalled CHF 226.1 million (2023: CHF 217.8 million). No inventories were expected to be sold after more than one year.

OTHER OPERATING ASSETS AND LIABILITIES	OTHER OPERATING ASSETS AND LIABILITIES
The details of Sunrise's other current and non-current assets as well as other current and non-current liabilities are set forth below:

	December 31
	2024	2023
	CHF in millions
Other assets - current:
Third party receivables	63.4	120.0
Prepayments	60.8	128.7
Contract assets	14.6	17.3
Contract costs	61.1	53.6
Inventories	58.5	50.1
Other	1.5	6.3
Total	259.9	376.0
Other assets - non-current:
Trade receivables	34.3	44.0
Prepayments	82.1	31.7
Contract assets	13.2	14.4
Contract costs	19.2	15.8
Other	11.6	10.5
Total	160.4	116.4
Other liabilities - current:
Accrued other liabilities	261.0	335.0
Accrued capital expenditures	63.5	66.9
Accrued payroll and employee benefits	68.3	83.0
Deferred revenue	71.3	66.7
Other	32.9	31.2
Total	497.0	582.8
Other liabilities - non-current:
Other	48.2	89.8
Total	48.2	89.8

Write-downs of inventories to the net realizable value totalled CHF 0.7 million in 2024 (2023: CHF 8.9 million). The value of inventories recognized as an expense in direct costs and other operating expenses totalled CHF 226.1 million (2023: CHF 217.8 million). No inventories were expected to be sold after more than one year.

OTHER OPERATING ASSETS AND LIABILITIES	OTHER OPERATING ASSETS AND LIABILITIES
The details of Sunrise's other current and non-current assets as well as other current and non-current liabilities are set forth below:

	December 31
	2024	2023
	CHF in millions
Other assets - current:
Third party receivables	63.4	120.0
Prepayments	60.8	128.7
Contract assets	14.6	17.3
Contract costs	61.1	53.6
Inventories	58.5	50.1
Other	1.5	6.3
Total	259.9	376.0
Other assets - non-current:
Trade receivables	34.3	44.0
Prepayments	82.1	31.7
Contract assets	13.2	14.4
Contract costs	19.2	15.8
Other	11.6	10.5
Total	160.4	116.4
Other liabilities - current:
Accrued other liabilities	261.0	335.0
Accrued capital expenditures	63.5	66.9
Accrued payroll and employee benefits	68.3	83.0
Deferred revenue	71.3	66.7
Other	32.9	31.2
Total	497.0	582.8
Other liabilities - non-current:
Other	48.2	89.8
Total	48.2	89.8

Write-downs of inventories to the net realizable value totalled CHF 0.7 million in 2024 (2023: CHF 8.9 million). The value of inventories recognized as an expense in direct costs and other operating expenses totalled CHF 226.1 million (2023: CHF 217.8 million). No inventories were expected to be sold after more than one year.

OTHER OPERATING ASSETS AND LIABILITIES	OTHER OPERATING ASSETS AND LIABILITIES
The details of Sunrise's other current and non-current assets as well as other current and non-current liabilities are set forth below:

	December 31
	2024	2023
	CHF in millions
Other assets - current:
Third party receivables	63.4	120.0
Prepayments	60.8	128.7
Contract assets	14.6	17.3
Contract costs	61.1	53.6
Inventories	58.5	50.1
Other	1.5	6.3
Total	259.9	376.0
Other assets - non-current:
Trade receivables	34.3	44.0
Prepayments	82.1	31.7
Contract assets	13.2	14.4
Contract costs	19.2	15.8
Other	11.6	10.5
Total	160.4	116.4
Other liabilities - current:
Accrued other liabilities	261.0	335.0
Accrued capital expenditures	63.5	66.9
Accrued payroll and employee benefits	68.3	83.0
Deferred revenue	71.3	66.7
Other	32.9	31.2
Total	497.0	582.8
Other liabilities - non-current:
Other	48.2	89.8
Total	48.2	89.8

Write-downs of inventories to the net realizable value totalled CHF 0.7 million in 2024 (2023: CHF 8.9 million). The value of inventories recognized as an expense in direct costs and other operating expenses totalled CHF 226.1 million (2023: CHF 217.8 million). No inventories were expected to be sold after more than one year.